INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORY
Schedule of inventory

	December 31,	December 31,
	2020	2019
Work in process	$17,497,978	$6,226,109
Finished goods	1,620,964	257,399
Total cultivation and production inventory	$19,118,942	$6,483,508

Cannabis inventory at retail	7,313,875	5,245,010
Supplies and others	1,825,125	1,990,322
Total inventory	$28,257,942	$13,718,840